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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
29,962	iShares iBoxx High Yield Corporate Bond Fund	$2,755,006	3.0

	Total Exchange-Traded Funds
	(Cost $2,786,047)	2,755,006	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
90,708	Voya Floating Rate Fund - Class I	915,244	1.0
1,116,284	Voya High Yield Bond Fund - Class I	9,198,179	10.0
3,657,377	Voya Intermediate Bond Fund - Class R6	36,610,339	40.1
744,914	Voya International Index Portfolio - Class I	7,285,260	8.0
500,209	Voya Large Cap Growth Portfolio - Class I	9,533,986	10.4
703,540	Voya Large Cap Value Portfolio - Class I	8,639,476	9.4
107,844	Voya MidCap Opportunities Portfolio - Class I	1,812,857	2.0
125,190	Voya Multi-Manager Mid Cap Value Fund - Class I	1,807,748	2.0
111,070	Voya RussellTM Mid Cap Index Portfolio - Class I	1,813,775	2.0
366,276	Voya Short Term Bond Fund - Class R6	3,655,431	4.0
319,580	Voya U.S. Stock Index Portfolio - Class I	4,541,225	5.0
237,446	VY® Clarion Global Real Estate Portfolio - Class I	2,725,880	3.0

	Total Mutual Funds
	(Cost $78,616,636)	88,539,400	96.9

	Total Investments in Securities (Cost $81,402,683)	$91,294,406	99.9
	Assets in Excess of Other Liabilities	46,848	0.1
	Net Assets	$91,341,254	100.0

Cost for federal income tax purposes is $82,631,507.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,065,322
Gross Unrealized Depreciation	(1,402,423)

Net Unrealized Appreciation	$8,662,899

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,755,006	$–	$–	$2,755,006
Mutual Funds	88,539,400	–	–	88,539,400
Total Investments, at fair value	$91,294,406	$–	$–	$91,294,406

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$958,746	$(34,971)	$(8,531)	$915,244	$6,244	$(154)	$-
Voya High Yield Bond Fund - Class I	9,047,207	1,749,655	(1,490,654)	(108,029)	9,198,179	390,052	(3,891)	-
Voya Intermediate Bond Fund - Class R6	33,384,739	6,610,990	(4,329,247)	943,857	36,610,339	861,063	(60,108)	-
Voya International Index Portfolio - Class I	7,242,646	1,274,622	(1,013,324)	(218,684)	7,285,260	59,740	56,237	-
Voya Large Cap Growth Portfolio - Class I	9,511,055	1,630,084	(1,585,767)	(21,386)	9,533,986	49,316	39,278	713,335
Voya Large Cap Value Portfolio Class I	8,597,615	1,046,136	(1,339,611)	335,336	8,639,476	60,692	50,845	158,762
Voya MidCap Opportunities Portfolio - Class I	1,813,943	188,137	(202,266)	13,043	1,812,857	6,930	14,168	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,813,518	191,270	(282,399)	85,359	1,807,748	-	21,958	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,810,436	223,810	(251,364)	30,893	1,813,775	20,292	11,097	59,446
Voya Short Term Bond Fund - Class R6	3,605,027	495,157	(433,766)	(10,987)	3,655,431	48,279	(491)	-
Voya U.S. Stock Index Portfolio - Class I	4,587,752	4,046,182	(3,980,595)	(112,114)	4,541,225	20,894	(210,972)	725,110
VY® Clarion Global Real Estate Portfolio - Class I	2,724,097	340,090	(456,290)	117,983	2,725,880	36,941	27,085	-
	$84,138,035	$18,754,879	$(15,400,254)	$1,046,740	$88,539,400	$1,560,443	$(54,948)	$1,656,653

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
34,484	iShares iBoxx High Yield Corporate Bond Fund	$3,170,804	2 .0

	Total Exchange-Traded Funds (Cost $3,187,540)	3,170,804	2 .0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
558,826	Voya Emerging Markets Index Portfolio - Class I	6,258,848	4.0
312,191	Voya Floating Rate Fund - Class I	3,150,011	2.0
1,151,700	Voya High Yield Bond Fund - Class I	9,490,009	6.0
942,721	Voya Intermediate Bond Fund - Class R6	9,436,641	6.0
2,723,924	Voya International Index Portfolio - Class I	26,639,981	17.0
1,434,560	Voya Large Cap Growth Portfolio - Class I	27,342,722	17.5
2,102,686	Voya Large Cap Value Portfolio - Class I	25,820,988	16.5
324,747	Voya MidCap Opportunities Portfolio - Class I	5,458,992	3.5
376,970	Voya Multi-Manager Mid Cap Value Fund - Class I	5,443,448	3.5
860,048	Voya RussellTM Mid Cap Index Portfolio - Class I	14,044,586	9.0
292,919	Voya Small Company Portfolio - Class I	6,212,811	4.0
770,268	Voya U.S. Stock Index Portfolio - Class I	10,945,505	7.0
272,392	VY® Clarion Global Real Estate Portfolio - Class I	3,127,062	2.0

	Total Mutual Funds (Cost $120,467,826)	153,371,604	98.0

	Total Investments in Securities (Cost $123,655,366)	$156,542,408	100.0
	Assets in Excess of Other Liabilities	57,842	–
	Net Assets	$156,600,250	100.0

Cost for federal income tax purposes is $128,798,117.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,933,156
Gross Unrealized Depreciation	(5,188,865)

Net Unrealized Appreciation	$27,744,291

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,170,804	$–	$–	$3,170,804
Mutual Funds	153,371,604	–	–	153,371,604
Total Investments, at fair value	$156,542,408	$–	$–	$156,542,408

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,392,385	$3,821,893	$(3,624,609)	$(330,821)	$6,258,848	$44,532	$65,759	$-
Voya Floating Rate Fund - Class I	-	3,262,561	(83,172)	(29,378)	3,150,011	21,257	(572)	-
Voya High Yield Bond Fund - Class I	9,575,808	1,543,564	(1,509,634)	(119,729)	9,490,009	395,213	1,786	-
Voya Intermediate Bond Fund - Class R6	7,962,035	5,334,406	(4,111,861)	252,061	9,436,641	159,737	(27,331)	-
Voya International Index Portfolio - Class I	27,163,355	2,918,924	(2,593,866)	(848,432)	26,639,981	209,817	184,840	-
Voya Large Cap Growth Portfolio - Class I	27,977,348	3,206,904	(3,740,918)	(100,612)	27,342,722	140,455	90,119	2,031,625
Voya Large Cap Value Portfolio Class I	26,355,113	1,733,288	(3,227,095)	959,682	25,820,988	180,117	107,364	471,156
Voya MidCap Opportunities Portfolio - Class I	5,602,282	390,926	(500,462)	(33,754)	5,458,992	20,231	107,670	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,601,282	266,347	(679,164)	254,983	5,443,448	-	47,112	-
Voya RussellTM Mid Cap Index Portfolio - Class I	14,378,650	1,028,142	(1,547,511)	185,305	14,044,586	151,269	119,725	443,154
Voya Small Company Portfolio - Class I	6,377,788	1,285,934	(477,003)	(973,908)	6,212,811	21,512	112,285	667,064
Voya U.S. Stock Index Portfolio - Class I	8,095,487	13,569,040	(10,464,590)	(254,432)	10,945,505	53,554	(739,840)	1,858,558
VY® Clarion Global Real Estate Portfolio - Class I	3,204,754	249,052	(462,139)	135,395	3,127,062	42,081	17,832	-
	$148,686,287	$38,610,981	$(33,022,024)	$(903,640)	$153,371,604	$1,439,775	$86,749	$5,471,557

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
34,218	iShares iBoxx High Yield Corporate Bond Fund	$3,146,345	2.0

	Total Exchange-Traded Funds (Cost $3,162,870)	3,146,345	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
416,827	Voya Emerging Markets Index Portfolio - Class I	4,668,457	3.0
310,467	Voya Floating Rate Fund - Class I	3,132,614	2.0
1,145,908	Voya High Yield Bond Fund - Class I	9,442,282	6.0
4,067,866	Voya Intermediate Bond Fund - Class R6	40,719,334	26.1
1,752,861	Voya International Index Portfolio - Class I	17,142,985	11.0
1,182,129	Voya Large Cap Growth Portfolio - Class I	22,531,371	14.4
1,710,947	Voya Large Cap Value Portfolio - Class I	21,010,427	13.5
322,972	Voya MidCap Opportunities Portfolio - Class I	5,429,157	3.5
374,916	Voya Multi-Manager Mid Cap Value Fund - Class I	5,413,781	3.5
190,077	Voya RussellTM Mid Cap Index Portfolio - Class I	3,103,952	2.0
291,324	Voya Small Company Portfolio - Class I	6,178,985	4.0
766,050	Voya U.S. Stock Index Portfolio - Class I	10,885,568	7.0
270,900	VY® Clarion Global Real Estate Portfolio - Class I	3,109,931	2.0

	Total Mutual Funds (Cost $127,822,686)	152,768,844	98.0

	Total Investments in Securities (Cost $130,985,556)	$155,915,189	100.0
	Assets in Excess of Other Liabilities	60,198	–
	Net Assets	$155,975,387	100.0

Cost for federal income tax purposes is $133,424,268.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,127,335
Gross Unrealized Depreciation	(2,636,414)

Net Unrealized Appreciation	$22,490,921

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,146,345	$–	$–	$3,146,345
Mutual Funds	152,768,844	–	–	152,768,844
Total Investments, at fair value	$155,915,189	$–	$–	$155,915,189

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,654,777	$3,682,307	$(3,331,520)	$(337,107)	$4,668,457	$22,171	$69,384	$-
Voya Floating Rate Fund - Class I	-	3,225,614	(63,770)	(29,230)	3,132,614	20,967	(373)	-
Voya High Yield Bond Fund - Class I	9,282,852	1,489,773	(1,214,465)	(115,878)	9,442,282	392,569	(1,736)	-
Voya Intermediate Bond Fund - Class R6	38,651,421	7,960,054	(6,985,941)	1,093,800	40,719,334	941,588	(69,835)	-
Voya International Index Portfolio - Class I	17,052,693	2,019,694	(1,447,662)	(481,740)	17,142,985	135,476	67,061	-
Voya Large Cap Growth Portfolio - Class I	22,506,285	2,841,020	(2,750,448)	(65,486)	22,531,371	114,285	83,852	1,653,090
Voya Large Cap Value Portfolio - Class I	20,935,366	1,628,837	(2,357,220)	803,444	21,010,427	144,725	82,236	378,578
Voya MidCap Opportunities Portfolio - Class I	5,439,331	384,274	(422,683)	28,235	5,429,157	20,182	46,345	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,438,209	320,518	(601,705)	256,759	5,413,781	-	47,543	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,102,236	241,634	(291,516)	51,598	3,103,952	33,587	16,395	98,395
Voya Small Company Portfolio - Class I	6,191,995	1,300,743	(420,978)	(892,775)	6,178,985	21,474	35,268	665,894
Voya U.S. Stock Index Portfolio - Class I	7,860,594	13,512,141	(10,244,760)	(242,407)	10,885,568	52,592	(723,573)	1,825,193
VY® Clarion Global Real Estate Portfolio - Class I	3,111,694	269,517	(404,313)	133,033	3,109,931	41,325	21,545	-
	$144,227,453	$38,876,126	$(30,536,981)	$202,246	$152,768,844	$1,940,941	$(325,888)	$4,621,150

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014